Consolidated statements of comprehensive income - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Comprehensive income
Net income/(loss)	SFr (4,114)	SFr (7,304)	SFr (1,029)
Gains/(losses) on cash flow hedges	651	(1,222)	(300)
Foreign currency translation	(880)	(263)	786
Unrealized gains/(losses) on securities	18	(26)	0
Actuarial gains/(losses)	(26)	(158)	30
Net prior service cost	1	(3)	5
Gains/(losses) on liabilities related to credit risk	(4,784)	5,956	387
Other comprehensive income/(loss), net of tax	(5,020)	4,284	908
Comprehensive income/(loss)	(9,134)	(3,020)	(121)
Comprehensive income/(loss) attributable to noncontrolling interests	(121)	(39)	(72)
Comprehensive income/(loss) attributable to shareholders	SFr (9,013)	SFr (2,981)	SFr (49)